Real Estate Securities - Narrative (Q2) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) investment security	Dec. 31, 2019 USD ($) investment	Jun. 30, 2021 USD ($)
Debt Securities, Available-for-sale [Line Items]
Number of positions | security	7
CMBS
Debt Securities, Available-for-sale [Line Items]
Number of investments | investment	9	21
Aggregate carrying value	$ 179,392	$ 387,294	$ 0
Unrealized loss	$ 8,256	$ 979
CLOs
Debt Securities, Available-for-sale [Line Items]
Debt securities, weighted average contractual maturity	14 years	17 years
Aggregate carrying value	$ 123,444	$ 330,000
Unrealized loss	$ 4,888	$ 881
SASB
Debt Securities, Available-for-sale [Line Items]
Debt securities, weighted average contractual maturity	14 years	5 years
Aggregate carrying value	$ 55,948	$ 57,294
Unrealized loss	$ 3,368	$ 98